Debt - Accounts Receivable Securitization Facility (Detail) (USD $)	1 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2013	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2010
Debt Instrument [Line Items]
Interest expense			$ 124,923,000	$ 132,038,000	$ 109,971,000
Accounts Receivable Securitization Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	200,000,000	160,000,000				160,000,000
Debt instrument, maturity date			2016-05
Deferred financing fees	700,000
Debt instrument, basis spread on variable rate	2.60%	3.25%
Fixed interest charges on available, but undrawn borrowings	1.40%	1.50%
Amounts outstanding			0	0
Accounts receivable available to support facility			136,100,000	143,800,000
Interest expense			2,900,000	4,200,000	4,700,000
Unamortized deferred financing fees			1,900,000	3,500,000
Amortization of deferred financing fees			$ 1,400,000	$ 1,400,000	$ 1,500,000